Intangible assets and goodwill - Additional Information (Details) - CAD ($)	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Intangible assets and goodwill
Goodwill	$ 9,726,002	$ 9,352,640